Financial risk management and fair values	12 Months Ended
Jun. 30, 2020
Financial risk management and fair values
Financial risk management and fair values

19    Financial risk management and fair values

The Group has exposure to the following risks from financial instruments:

•	credit risk
•	liquidity risk
•	market rate risk

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital.

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

(a)   Credit risk

The Group’s credit risk is primarily attributable to cash at bank, cash and term deposits held at a related party finance entity, loans receivable due from a related party. The carrying amount of financial assets represents the maximum credit exposure. The Group does not provide any other guarantees which would expose the Group to credit risk.

Cash at bank

All of the Group’s cash at bank is held by third-party financial institutions located in the PRC and Hong Kong SAR. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500. The bank deposits with financial institutions in the Hong Kong SAR are insured by the government authority for up to HK$500. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and Hong Kong SAR with acceptable credit rating.

Cash and term deposits placed with a related party finance entity

As of June 30, 2020, the Group had cash of RMB489,027 and term deposits of RMB916,601 at Hailiang Group Finance Co., Ltd. (“Hailiang Finance”), which represented 92% of the Group’s consolidated current assets as of June 30, 2020.

Hailiang Group, an entity controlled by Mr. Feng, established a finance group, namely, Hailiang Finance, which is licensed to provide intra-group financing arrangements within Hailiang Group’s subsidiaries and other related party companies. The establishment of Hailiang Finance was approved by the China Banking Regulatory Commission (“CBRC”) as a non-banking financial institution to solely facilitate Hailiang Group’s internal financing transactions including issuing loans to and accepting cash deposits from its subsidiaries and other related party entities. Pursuant to the license issued by CBRC, Hailiang Finance is not permitted to make any loans or accept any deposits from any parties that are unrelated to Hailiang Group, except for inter-bank transactions with other unrelated commercial banks.

Since September 2014, Hailiang Group and Mr. Feng provided an annual guarantee on the Group’s deposits with Hailiang Finance, and the guarantee was renewed annually. Based on one most recent PRC credit rating organizations, Hailiang Group has been rated AA+ which indicates strong ability to make payments on debts as they become due.

Management believes that the credit risk on the Group’s cash of RMB489,027 and term deposits of RMB916,601 is low considering Hailiang Group’s guarantee and credit rating.

To reduce its credit exposure with Hailiang Finance, the Group provided an annual budget for the aggregate amount deposits with Hailiang Finance as RMB 2,500,000 based on current policy effective since September 2019.

Loans receivable due from a related party

The Company received an annual guarantee from a related party, incorporated in British Virgin Island and controlled by Hailiang Group, on the Company’s loan due from Hong Kong Leonit Limited (“Leonit”), a related party controlled by Hailiang Group. The Group considers that the credit risk arising from the loan is significantly mitigated by the guarantee.

(b)   Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The following are the contractual maturities of financial liabilities, which are based on contractual undiscounted cash flows and the earliest date the Group can be required to pay:

	June 30, 2019
	Carrying	Contractual
	amount	cash flows	1 year or less
Non-derivative financial instruments	RMB	RMB	RMB
Trade and other payables due to third parties	218,122	218,122	218,122
Other payables due to related parties	134,745	134,745	134,745

	June 30, 2020
	Carrying	Contractual				more than 5
	amount	cash flow	1 year or less	1-2 years	2-5 years	years
Non-derivative financial instruments	RMB	RMB	RMB	RMB	RMB	RMB
Trade and other payables due to third parties	264,870	264,870	264,870	—	—	—
Other payables due to related parties	136,045	136,045	136,045	—	—	—
Lease liabilities (Note 12(d))	20,502	27,356	2,687	3,442	7,999	13,228

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at July 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. Lease liabilities include amounts recognized at the date of transition to IFRS 16 in respect of leases previously classified as operating leases under IAS 17 and amounts relating to new leases entered into during the year. Under this approach, the comparative information is not restated. See note 3.

(c)   Market rate risk

Interest rate risk

The interest rates of cash held in bank and cash and term deposits placed with Hailiang Finance ranged from 0.30% to 2.1% per annum for the years ended June 30, 2019 and 2020, respectively. The Group does not have any fixed-rate or variable-rate interest bearing financial instrument other than cash and cash equivalent, and term deposits placed with a related party finance entity.

A change of 10 basis point in interest rate would not be expected to have a significant impact on the Group’s financial condition or results of operations.

(d)   Fair value

The carrying amounts of financial assets and liabilities approximate their respective fair values as of June 30, 2019 and 2020, respectively, due to their short-term maturities.

As of June 30, 2019 and 2020, the Group did not have financial instruments carried at fair value.

During the years ended June 30, 2019 and 2020, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the reporting period in which they occur.

Further, the fair value disclosure of lease liabilities is not required for the year ended June 30, 2020.

(e)   Capital management

The Group actively and regularly reviews and manages its capital structure to maintain a balance between higher shareholders’ return that might be possible with higher levels of borrowings, and makes adjustments to the capital structure in light of changes in economic conditions.

The Group is not subject to externally imposed capital requirements.